Revenue and segment information (Disclosure of disaggregation of revenue) (Detail) - CNY (¥) ¥ in Thousands		12 Months Ended
		Dec. 31, 2019		Dec. 31, 2018	Dec. 31, 2017
Disclosure of disaggregation of revenue from contracts with customers [line items]
Total revenue		¥ 174,009,401		¥ 169,550,624	¥ 152,459,444
Reportable segment total [member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
Total revenue		174,009,401		169,550,624	152,459,444
Revenue from contracts with customers within the scope of IFRS15		172,157,998		169,467,647	152,363,979
Revenue from other sources		1,851,403		82,977	95,465
Inter-segment [member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
Total revenue		(468,181)		(471,902)	(380,622)
PRC power segment [member] | Operating segments [member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
Total revenue		155,641,635		157,326,267	142,067,630
Overseas segment [member] | Operating segments [member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
Total revenue		18,135,461	[1]	12,002,860	10,078,031
All other segments [member] | Operating segments [member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
Total revenue		700,486		693,399	694,405
Sales of power and heat [member] | Reportable segment total [member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
Total revenue		164,935,815		166,306,671	148,925,442
Sales of power and heat [member] | Inter-segment [member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
Total revenue		0		0	0
Sales of power and heat [member] | PRC power segment [member] | Operating segments [member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
Total revenue		152,806,163		154,816,070	138,950,879
Sales of power and heat [member] | Overseas segment [member] | Operating segments [member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
Total revenue		12,129,652	[1]	11,490,601	9,974,563
Sales of power and heat [member] | All other segments [member] | Operating segments [member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
Total revenue		0		0	0
Sales of coal and raw materials [member] | Reportable segment total [member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
Total revenue		1,881,336		863,776	1,143,299
Sales of coal and raw materials [member] | Inter-segment [member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
Total revenue		0		0	0
Sales of coal and raw materials [member] | PRC power segment [member] | Operating segments [member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
Total revenue		1,353,538		649,374	1,143,299
Sales of coal and raw materials [member] | Overseas segment [member] | Operating segments [member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
Total revenue		527,798	[1]	214,402	0
Sales of coal and raw materials [member] | All other segments [member] | Operating segments [member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
Total revenue		0		0	0
Port service [member] | Reportable segment total [member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
Total revenue		175,213		144,998	232,360
Port service [member] | Inter-segment [member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
Total revenue		(330,272)		(296,639)	(238,138)
Port service [member] | PRC power segment [member] | Operating segments [member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
Total revenue		0		0	0
Port service [member] | Overseas segment [member] | Operating segments [member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
Total revenue		0	[1]	0	0
Port service [member] | All other segments [member] | Operating segments [member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
Total revenue		505,485		441,637	470,498
Transportation service [member] | Reportable segment total [member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
Total revenue		48,519		53,357	73,830
Transportation service [member] | Inter-segment [member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
Total revenue		(118,297)		(153,334)	(107,287)
Transportation service [member] | PRC power segment [member] | Operating segments [member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
Total revenue		0		0	0
Transportation service [member] | Overseas segment [member] | Operating segments [member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
Total revenue		0	[1]	0	0
Transportation service [member] | All other segments [member] | Operating segments [member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
Total revenue		166,816		206,691	181,117
Lease income [member] | Reportable segment total [member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
Total revenue		1,851,403
Lease income [member] | Inter-segment [member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
Total revenue		0
Lease income [member] | PRC power segment [member] | Operating segments [member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
Total revenue		161,525
Lease income [member] | Overseas segment [member] | Operating segments [member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
Total revenue	[1]	1,689,878
Lease income [member] | All other segments [member] | Operating segments [member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
Total revenue		0
Others [member] | Reportable segment total [member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
Total revenue		5,117,115		2,181,822	2,084,513
Others [member] | Inter-segment [member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
Total revenue		(19,612)		(21,929)	(35,197)
Others [member] | PRC power segment [member] | Operating segments [member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
Total revenue		1,320,409		1,860,823	1,973,452
Others [member] | Overseas segment [member] | Operating segments [member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
Total revenue		3,788,133	[1]	297,857	103,468
Others [member] | All other segments [member] | Operating segments [member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
Total revenue		¥ 28,185		¥ 45,071	¥ 42,790

[1]	Overseas segment mainly consists of the operations in Singapore and the operation in Pakistan (consolidated since 31 December 2018).